Income Taxes - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of valuation allowance:
Balance at beginning of the year	¥ 33,980	¥ 123,938	¥ 79,869
Derecognized		(110,153)
Additions	20,678	78,542	44,069
Reversals	(9,040)	(58,347)
Balance at end of the year	¥ 45,618	¥ 33,980	¥ 123,938